Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Trade and Other Receivables

	2018 €m	2017 €m
Current
Trade receivables	2,761	2,456
Amounts receivable in respect of construction contracts (i)	878	773
Total trade receivables, gross	3,639	3,229
Loss allowance	(133)	(131)
Total trade receivables, net	3,506	3,098
Amounts receivable from equity accounted investments	9	8
Prepayments and other receivables	559	524
Total	4,074	3,630

Non-current
Other receivables	181	156

Trade and other receivables are measured at amortised cost (less any loss allowance) as the Group’s business model is to “hold to collect” contractual cash flows, and the cash flows arising from trade and other receivables are solely payments of principal and interest.

(i)

Includes unbilled revenue and retentions held by customers in respect of construction contracts at the balance sheet date amounting to €245 million and €168 million respectively (2017: €176 million and €154 million respectively).

Summary of Loss Allowance for Receivables

The movements in the loss allowance for receivables during the financial year were as follows:

	2018 €m	2017 €m	2016 €m
At 1 January	131	152	161
Reclassified from*/(as) held for sale	6	(6)	-
Translation adjustment	-	(7)	(1)
Provided during year	35	32	43
Disposed of during year	(3)	-	(1)
Written off during year	(30)	(36)	(43)
Arising on acquisition (note 32)	6	3	2
Recovered during year	(12)	(7)	(9)
At 31 December	133	131	152

Summary of Gross Carrying Value Trade Receivables and Loss Allowance by Segment

The following table sets out the gross carrying value of trade receivables and loss allowance by segment:

	Gross carrying value of trade receivables			Loss allowance
	2018 €m	2017 €m	2016 €m	2018 €m	2017 €m	2016 €m

Europe Heavyside	1,144	1,084	1,109	61	67	68
Europe Lightside	174	184	176	8	9	10
Europe Distribution	409	391	374	27	25	26
Europe	1,727	1,659	1,659	96	101	104

Americas Materials	1,322	1,054	1,004	19	17	21
Americas Products	566	495	573	15	10	13
Americas Distribution	-	-	303	-	-	10
Americas	1,888	1,549	1,880	34	27	44

Asia	24	21	26	3	3	4

Total Group	3,639	3,229	3,565	133	131	152

* Reflects amounts at 1 January 2018 relating to assets held for sale at 31 December 2017 which were subsequently divested in 2018. Refer to note 3 for further details.

Schedule of Aged Analysis of Trade Receivables and Amounts Receivable in Respect of Construction Contracts at Balance Sheet Date

The aged analysis of trade receivables and amounts receivable in respect of construction contracts at the balance sheet date was as follows:

	2018 €m	2017 €m
Neither past due nor impaired	2,319	2,070
Past due but not impaired:
- less than 60 days	922	832
- 60 days or greater but less than 120 days	169	129
- 120 days or greater	96	67
Impaired (partial or full provision)	133	131
Total	3,639	3,229